Advances from customers and deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Advances from customers and deferred revenue
Deferred revenue, current	¥ 263,603		¥ 394,120
Advances from customers	2,025		18,137
Total current advances from customers and deferred revenue	265,628	$ 36,391	412,257
Deferred revenue, non-current	35,786		47,864
Total non-current deferred revenue	¥ 35,786	$ 4,903	¥ 47,864